Partners' Capital, Mezzanine Equity and Distributions (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Paid Distributions	We paid distributions in 2019, 2018 and 2017 as follows:

Distribution For	Date Paid	Per Unit Amount	Total Amount
2016
4th Quarter	February 14, 2017	$0.7100	$83,765
2017
1st Quarter	May 15, 2017	$0.7200	$88,257
2nd Quarter	August 14, 2017	$0.7225	$88,563
3rd Quarter	November 14, 2017	$0.5000	$61,290
4th Quarter	February 14, 2018	$0.5100	$62,515
2018
1st Quarter	May 15, 2018	$0.5200	$63,741
2nd Quarter	August 14, 2018	$0.5300	$64,967
3rd Quarter	November 14, 2018	$0.5400	$66,193
4th Quarter	February 14, 2019	$0.5500	$67,419

Schedule of New Common Units Issued to the Public For Cash
The new common units issued in 2017 and 2016 to the public for cash were as follows:

Period	Purchaser of Common Units	Units	Gross Unit Price	Issuance Value	Costs	Net Proceeds
March 2017	Public	4,600	$30.65	$140,990	$(477)	$140,513
July 2016	Public	8,000	$37.90	$303,200	$(4,748)	$298,452

Schedule of Initial Measurement of Class A Convertible Preferred Units
As discussed above, a portion of the net proceeds were allocated to the Preferred Distribution Rate Reset Election and recorded in Other long term liabilities on the Consolidated Balance Sheet as described below (as of the inception date):

September 1, 2017
Transaction price, gross	750,000
Transaction cost to other third parties	(23,581)
Transaction price, net	726,419

Allocation of Net Transaction Price
Preferred Units, net	691,969
Preferred Distribution Rate Reset Election (Note 19)	34,450
726,419

Schedule of Paid in Kind Distributions
Preferred unit distributions are recognized on the date in which they are declared. Paid in kind distributions were declared and issued as follows:

Distribution Declared	Date Issued	Number of Units	Total Amount
2017
November 2017	November 14, 2017	162,234	$5,469
2018
January 2018	February 14, 2018	490,252	$16,526
April 2018	May 15, 2018	500,976	$16,888
July 2018	August 14, 2018	511,934	$17,257
October 2018	November 14, 2018	523,132	$17,635

Schedule of Changes in Class A Convertible Preferred Units
The following table shows the change in our Class A Convertible Preferred Units from initial measurement at September 1, 2017 to December 31, 2018:

	Class A Convertible Preferred Units
	Units	$
December 31, 2016	—	$—
Issuance of Preferred Units, net	22,249,494	726,419
Allocation to Preferred Distribution Rate Reset Election (Note 19)	—	(34,450)
Distributions paid-in-kind	162,234	5,469
Allocation of Distributions paid-kind to Preferred Distribution Rate Reset Election (Note 19)	—	(287)
Balance as of December 31, 2017	22,411,728	$697,151
Distributions paid-in-kind	2,026,294	68,306
Allocation of Distributions paid-kind to Preferred Distribution Rate Reset Election (Note 19)	—	(3,991)
Balance as of December 31, 2018	24,438,022	$761,466